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                                                     hours per response.... 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21675
                                   ---------------------

                                    WY Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         3434 Colwell Avenue, Suite 100
                              Tampa, Florida 33614
--------------------------------------------------------------------------------
(Address of principal executive offices)                   (Zip code)

                            Mitchell York, President
                    Wertz York Capital Management Group, LLC
                         3434 Colwell Avenue, Suite 100
                              Tampa, Florida 33614
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  866-329-2673
                                                    ------------------

Date of fiscal year end: 12/31/2005
                        -------------------
Date of reporting period: 12/31/2005
                         -------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

Management Discussion and Analysis
Investment Results - Period Ended December 31, 2005

As indicated by the following table, the Core Fund (the Fund) underperformed the 1-Year Constant Maturity Treasury Index (the Index) in fiscal year 2005 by eighty-two basis points. The primary reason for underperforming the Index was increasing short-term interest rates throughout 2005. When short-term interest rates increase, the value of the Core Fund's assets typically decline. However, the Index measures the yield only on U.S. Treasury securities maturing in one year and does not factor changes in market prices. Thus, the Fund's performance is likely to lag the Index in time periods where short-term rates rise dramatically as in 2005.

We are very pleased with the overall results of the Fund. It was a difficult year for most short-term government bond funds. Short-term interest rates increased significantly as the Federal Reserve raised interest rates by 25 basis points at every meeting in 2005. Despite this environment, the Fund returned 2.74% for the year (including reinvested dividends). According to Morningstar, the Core Fund was the second best performing short-term government bond fund; the average return for the 186 funds in this category was 1.22% in 2005.

Entering 2006, considerable uncertainty remains for fixed income securities. In particular, it is unclear when the Federal Reserve will end its series of interest rate hikes. Federal Reserve policy will be the dominant factor influencing the shape of the yield curve in 2006. It is likely the yield curve will remain either very flat or be inverted for most of 2006. We believe the general direction for interest rates across the curve will be higher even if the curve does invert. In view of these factors, entering 2006 management has decreased the duration of the fund and maintained considerable positions in floating rate debt securities. In addition, if current market conditions persist, management will continue to hedge the Fund's interest rate sensitive securities.

-------------------------------------------------------------------------------
                           Annualized Rates of Return
-------------------------------------------------------------------------------
           Time Period               1-YR CMT             The Fund

1 Year (2005)                          3.56%                2.74%

Inception-to-Date                      1.72%                1.90%
-------------------------------------------------------------------------------

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT
GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-319-3655.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds.

                      Growth of $250,000 Investment (2005)

                                  [LINE CHART]

               1-Year Constant Maturity Treasury Index ($258,897)

                                                  The Core Fund
                                                   ($257,000)

                  January            $250,000       $250,000
                  February           $251,211       $250,754
                  April              $252,569       $251,581
                  May                $253,253       $251,831
                  June               $253,942       $251,831
                  July               $254,688       $253,556
                  August             $255,481       $253,006
                  September          $256,269       $254,606
                  October            $257,123       $255,706
                  November           $258,008       $256,456
                  December           $258,897       $257,006

*This chart shows the value of a hypothetical initial investment of $250,000 in the Fund and the 1-Year Constant Maturity Treasury Index on January 1, 2005 and held through December 31, 2005. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds. Performance figures reflect the change in value of the bonds in the index and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

                               Growth of $250,000
                              (Inception-to-Date)

                                  [LINE CHART]

                                   1-Year        The Core
                                  Constant     Fund ($269,928)

                             Maturity Treasury
                              Index ($272.557)

                       Jan-02     $ 250,446      $ 250,000
                       Feb-02     $ 250,906      $ 250,000
                       Mar-02     $ 251,437      $ 249,570
                       Apr-02     $ 251,951      $ 250,756
                       May-02     $ 252,439      $ 251,695
                       Jun-02     $ 252,898      $ 252,175
                       Jul-02     $ 253,307      $ 252,890
                       Aug-02     $ 253,676      $ 253,730
                       Sep-02     $ 254,036      $ 254,344
                       Oct-02     $ 254,383      $ 255,005
                       Nov-02     $ 254,697      $ 255,156
                       Dec-02     $ 255,003      $ 256,291
                       Jan-03     $ 255,290      $ 256,619
                       Feb-03     $ 255,565      $ 257,272
                       Mar-03     $ 255,827      $ 257,761
                       Apr-03     $ 256,096      $ 258,285
                       May-03     $ 256,347      $ 258,716
                       Jun-03     $ 256,561      $ 259,107
                       Jul-03     $ 256,799      $ 257,423
                       Aug-03     $ 257,078      $ 257,294
                       Sep-03     $ 257,342      $ 259,281
                       Oct-03     $ 257,608      $ 258,669
                       Nov-03     $ 257,894      $ 258,549
                       Dec-03     $ 258,174      $ 258,914
                       Jan-04     $ 258,439      $ 259,582
                       Feb-04     $ 258,705      $ 260,253
                       Mar-04     $ 258,960      $ 260,650
                       Apr-04     $ 259,267      $ 260,008
                       May-04     $ 259,648      $ 259,636
                       Jun-04     $ 260,103      $ 259,843
                       Jul-04     $ 260,553      $ 260,540
                       Aug-04     $ 260,988      $ 261,508
                       Sep-04     $ 261,445      $ 261,668
                       Oct-04     $ 261,926      $ 262,093
                       Nov-04     $ 262,465      $ 262,277
                       Dec-04     $ 263,042      $ 262,487
                       Jan-05     $ 263,661      $ 263,014
                       Feb-05     $ 264,318      $ 263,279
                       Mar-05     $ 265,034      $ 263,313
                       Apr-05     $ 265,756      $ 264,151
                       May-05     $ 266,483      $ 264,415
                       Jun-05     $ 267,217      $ 264,415
                       Jul-05     $ 268,015      $ 266,239
                       Aug-05     $ 268,864      $ 265,653
                       Sep-05     $ 269,712      $ 267,354
                       Oct-05     $ 270,634      $ 268,530
                       Nov-05     $ 271,592      $ 269,336
                       Dec-05     $ 272,557      $ 269,928

*This chart shows the value of a hypothetical initial investment of $250,000 in the Fund and the 1-Year Constant Maturity Treasury Index on January 9, 2002 (Fund inception) and held through December 31, 2005. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds. Performance figures reflect the change in value of the bonds in the index and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

   For a prospectus and more information, including charges and expenses call 1-866-329-CORE (2673). The prospectus should be read carefully before investing.
        The Fund is distributed by Citco Mutual Fund Distributors, Inc.

Fund Holdings

                              Core Fund Holdings
                            As of December 31, 2005

                                  [BAR CHART]

Municipal    U.S. Government &     Short term       Other Assets in Excess
  Bonds      Agency Obligations    Investments        of Liabilities, Net
  -----      ------------------    -----------        -------------------

  6.92%           83.34%              9.26%                  0.48%


*     As a percentage of net assets

Under normal circumstances, the Fund s portfolio will have a dollar-weighted average maturity of no more than 3 years and at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in government bonds.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ( SEC ) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC s website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as wire fees; and (2) ongoing costs, including management fees and interest on securities sold short. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of July 1, 2005 through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

---------------------------------------------------------------------------------------------------------
                                                                                     Expenses Paid
                                                                                    During Period*
                                     Beginning                 Ending                July 1, 2005
                                   Account Value           Account Value                Through
       The Core Fund               July 1, 2005          December 31, 2005         December 31, 2005
---------------------------------------------------------------------------------------------------------
Actual                                $1,000                 $1,020.90                   $4.94
---------------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)           $1,000                 $1,020.32                   $4.94
---------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.97%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.09% for the fiscal period of July 1, 2005 through December 31, 2005.

                          Notes to Financial Statements
                              For Fiscal Year Ended
                                December 31, 2005


NOTE 1. ORGANIZATION

The Core Fund (the "Fund"), a diversified series of WY Funds (the "Trust") is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated 10/20/2004 (the "Trust Agreement"). On January 3, 2005, the Trust and the Board of Trustees of the AmeriPrime Advisors Trust ("AmeriPrime"), respectively, approved the reorganization of the Fund, a series of AmeriPrime, into a newly created series of the Trust with the same fund name. The tax-free reorganization was effective February 7, 2005.

The Fund is the only series of the Trust currently authorized by the Trustees. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund's adviser is Wertz York Capital Management Group, L.L.C. (the "Adviser"). The Fund's investment objective is to achieve a high level of income over the long-term consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation- Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Federal Income Taxes- The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. Distributions are recorded on the ex-date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. During the year, net investment loss in the amount of $227,409 was reclassified to paid-in capital.

Financial Futures Contracts - The Company invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Company intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Company is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Company each day, depending on the daily fluctuations in the fair value or the underlying security. The Company recognized a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Company may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Short Sales - The Company may sell a security it does not own in anticipation of a decline in the fair market value of that security. When the Company sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's investment adviser is Wertz York Capital Management Group, L.L.C. Under the terms of the management agreement (the Agreement), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Adviser has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund's total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 0.50% of its average daily net assets through April 30, 2006. For the fiscal year ended December 31, 2005, the Adviser earned a fee of $ 2,123,437, before the waiver, from the Fund. For the fiscal year ended December 31, 2005, the Adviser waived management fees it earned totaling $1,091,724 or 0.51% of the Fund's average daily net assets. At December 31, 2005, the Fund owed the adviser $90,584 for its advisory services.

NOTE 4. INVESTMENTS

For the fiscal year ended December 31, 2005, purchases and sales of investment securities, other than short-term investments (money market funds) were as follows:

                                            Amount
                                            ------
Purchases
     U.S. Government Obligations         $173,909,860
     Other                                136,780,000

Sales
     U.S. Government Obligations         $ 75,093,135
     Other                                142,305,000

At December 31, 2005, the net unrealized depreciation of investments for tax purposes was as follows:

                                                 Amount
                                                 ------

Gross Appreciation                          $       11,808
Gross (Depreciation)                           (1,421,936)
                                            --------------
Net Depreciation on Investments                (1,410,128)
                                            ==============

At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $224,930,391. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of post-October losses.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. CAPITAL LOSS CARRYFORWARDS

At December 31, 2005, the Fund had available for federal income tax purposes an unused capital loss carryforward of $703,865, which is available for offset against future taxable net capital gains. The loss carry forwards expire as follow:

                                    Year of Expiration           Amount
                                    ------------------           ------
                                    2012                         703,865

To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.26 per share for the fiscal year ended December 31, 2005. The tax character of distributions paid in the fiscal year ended December 31, 2005 and the fiscal year ended December 31, 2004 was as follows:

                                  2005           2004
                               ------------   ------------
Distributions paid from:
     Ordinary Income           $  5,757,731   $  3,223,783
     Short-term Capital Gain             --             --
     Long-Term Capital Gain              --             --
                               ------------   ------------

                               $  5,757,731   $  3,223,783
                               ============   ============

As of December 31, 2005, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)          $   (703,865)
Undistributed long-term capital gain/(accumulated losses)
Unrealized appreciation/(depreciation)                        (1,410,128)
                                                            ------------
                                                            $ (2,113,993)
                                                            ============

Trustees and Officers (Unaudited) *

Each Trustee serves as a trustee until termination of the Trust unless the trustee dies, resigns, retires, or is removed.

Independent Trustees

-----------------------------------------------------------------------------------------------------------
Name, Address, Date of Birth, Position with Fund           Principal Occupation During Past 5 Years and
Complex, Term of Position with Trust                       Other Directorships
-----------------------------------------------------------------------------------------------------------
Tammy Lynn Evans (1970)                                    Vice President, Finance and Accounting,
3434 Colwell Avenue; Suite 100                             Marriott Vacation Club International, August
Tampa, FL 33614                                            2004-present; Sr. Manager-Audit, Grant
Trustee, February 2005 to present                          Thornton, June 2002-August 2004;
                                                           Manager-Audit, Arthur Andersen, June 1994-June
                                                           2002
-----------------------------------------------------------------------------------------------------------
Douglas B. Conner (1942)                                   Chairman, Secretary/Treasurer, J.W. Conner &
3434 Colwell Avenue; Suite 100                             Sons, Inc., October 1994-present
Tampa, FL 33614
Trustee, February 2005 to present
-----------------------------------------------------------------------------------------------------------
Randy K. Sterns (1952)
3434 Colwell Avenue; Suite 100                             Attorney, Bush Ross Gardner Warren & Rudy,
Tampa, FL 33614                                            P.A.,, August 1984 to present
Trustee, February 2005 to present
-----------------------------------------------------------------------------------------------------------


Interested Trustees and Principal Officers

-----------------------------------------------------------------------------------------------------------
Name, Address, Date of Birth, Position with Fund           Principal Occupation During Past 5 Years and
Complex, Term of Position with Trust                       Other Directorships
-----------------------------------------------------------------------------------------------------------
M. Brent Wertz (1970)                                      Principal of Wertz York Capital Management
Trustee, Treasurer & Secretary                             Group, LLC and co-fund manager of The Core Fund
3434 Colwell Avenue; Suite 100
Tampa, FL 33614
2002 to present
-----------------------------------------------------------------------------------------------------------
Mitchell P. York (1968)                                    Principal of Wertz York Capital Management
3434 Colwell Avenue; Suite 100                             Group, LLC and co-fund manager of The Core Fund
Tampa, FL 33614
President & CCO
2002 to present
-----------------------------------------------------------------------------------------------------------

Mr. Wertz is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he has an ownership interested in Wertz York Capital Management Group, LLC, the investment advisor of the fund.

The Trust is not part of a Fund complex. The Trust consists of a single series.

* The Fund's Statement of Additional Information ( SAI ) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (877) 411-1167 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12 month period ending June 30 are available without charge, upon request by calling the Fund at (866) 319-3655 and in documents filed with the SEC on the SEC's website at www.sec.gov.


TRUSTEES
M. Brent Wertz
Douglas Conner
Tammy Evans
Randy K. Sterns

OFFICERS
Mitchell P. York, President & CCO
M. Brent Wertz, Treasurer & Secretary


FUND'S ADVISER
Wertz York Capital Management Group, LLC
3434 Colwell Avenue
Suite 100
Tampa, FL 33614

DISTRIBUTOR
Citco Mutual Fund Distributors, Inc
83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
Wachovia Bank
123 S. Broad Street
Philadelphia, PA  19109

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Citco Mutual Fund Services, Inc.
83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing. Distributed by Citco Mutual Fund's Distributors, Inc., Member NASD/SIPC.

Item 2. Code of Ethics.

      (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

      (c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

      (d) The registrant's code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

Tammy Evans

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of August 17, 2004 registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           WY Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell York
                         -------------------------------------------------------
                               Mitchell York, President

Date:  3/__/2006
     -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mitchell York
                         -------------------------------------------------------
                               Mitchell York, President

Date:  3/__/2006
     -------------------------

By (Signature and Title)*  /s/ Brent Wertz
                         -------------------------------------------------------
                               Brent Wertz, Treasurer
Date:  3/__/2006
     -------------------------

o Print the name and title of each signing officer under his or her signature.